NOTES PAYABLE (Details) - Related Party [Member] - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022
Short-Term Debt [Line Items]
Notes Payable	$ 710	$ 710	$ 710
David Koos [Member]
Short-Term Debt [Line Items]
Notes Payable	$ 710	$ 710	$ 710